18. RELATED PARTY BALANCES AND TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Due to affiliates	¥ 2,218,974	¥ 1,836,203
Mr. Li
Due to affiliates	43,526	62,748
Alliance Rich
Due to affiliates	23	22
Honest Best Int'l Ltd.
Due to affiliates	80	76
Smart Success
Due to affiliates	12,407	11,812
Hebei Kaiyuan
Due to affiliates	33,675	32,229
Ruituo
Due to affiliates	223,243	0
Beiguo Mall Luquan Outlets
Due to affiliates	1,906,020	0
Beiguo Mall Xinji Branch
Due to affiliates	¥ 0	¥ 1,729,316